Public Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Feb. 10, 2020	Feb. 06, 2020	Dec. 31, 2020
Warrant
Public Offering (Textual)
Warrant price per shares			$ 11.50
Initial Public Offering [Member]
Public Offering (Textual)
Sale of stock, number of shares issued in transaction	3,150,000	21,000,000	24,150,000
Number of common stock in each unit			1
Number of warrant in each unit			0.5
Number of common stock entitled to purchase with each warrant			1
Sale of stock, price per share	$ 10.00	$ 10.00